Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Hardware, installation and other revenues	$ 532,969	$ 600,843	$ 1,541,255	$ 2,440,690	$ 3,248,091	$ 2,944,827
Software license/subscription revenues	730,577	701,424	2,139,768	1,928,988	2,662,237	1,780,790
Total Revenues	1,263,546	1,302,267	3,681,023	4,369,678	5,910,328	4,725,617
COST OF REVENUES
Hardware and other costs	422,940	411,486	1,242,985	1,908,754	2,571,359	2,509,072
Software license/subscriptions	302,300	243,482	927,486	772,541	1,073,136	959,768
Total Cost of Revenues	725,240	654,968	2,170,471	2,681,295	3,644,495	3,468,840
GROSS PROFIT	538,306	647,299	1,510,552	1,688,383	2,265,833	1,256,777
OPERATING EXPENSES
Research and development	316,116	499,934	1,261,283	1,394,705	1,952,786	2,157,597
Sales and marketing	563,213	398,607	1,378,402	1,047,608	1,408,659	1,289,892
General and administrative	577,143	366,343	1,595,760	1,160,417	2,960,262	1,395,118
Total Operating Expenses	1,456,472	1,264,884	4,235,445	3,602,730	6,321,707	4,842,607
LOSS FROM OPERATIONS	(918,166)	(617,585)	(2,724,893)	(1,914,347)	(4,055,874)	(3,585,830)
OTHER INCOME (EXPENSE)
Interest income	(9,700)	0	(9,700)	0	9,700	7
Interest expense	16,657	(48,323)	(222,253)	(103,854)	(177,293)	(29,033)
Beneficial conversion expense	(598,255)	0	(598,254)	0	0	0
Total Other Income (Expense)	(591,298)	(48,323)	(830,207)	(103,854)	(167,593)	(29,026)
NET LOSS BEFORE INCOME TAXES	(1,509,464)	(665,908)	(3,555,100)	(2,018,201)	(4,223,467)	(3,614,856)
INCOME TAXES	0	0	0	0	0	0
NET LOSS	(1,509,464)	(665,908)	(3,555,100)	(2,018,201)	(4,223,467)	(3,614,856)
Series B preferred stock dividend	(8,091)	0	(26,034)	(27,020)	(33,693)	(105,000)
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	(18,375)	(26,466)	(52,500)	(51,514)	(71,307)	0
Cost of Series B warrants extension	0	0	0	0	0	(120,000)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,535,930)	$ (692,374)	$ (3,633,634)	$ (2,096,735)	$ (4,328,467)	$ (3,839,856)
LOSS PER COMMON SHARE - BASIC & DILUTED (in Dollars per share)	$ (0.38)	$ (0.19)	$ (0.89)	$ (0.59)	$ (1.18)	$ (1.10)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC & DILUTED (in Shares)	4,061,464	3,571,827	4,053,557	3,545,332	3,659,734	3,475,990